CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Share capital [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	AOCI Attributable to Parent [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 93	$ 248,176	$ (115,476)	$ (44)	$ (40,368)	$ 92,381
Cumulative effect adjustment resulting from adoption of new accounting pronouncements	0	0	0	0	180	180
Purchase of treasury stock	(5)	0	(14,316)	0	0	(14,321)
Issuance of shares upon exercise of options and warrants and vesting of restricted stock units	4	5,517	0	0	0	5,521
Share-based compensation related to options and restricted stock units granted to employees and non-employees	0	3,287	0	0	0	3,287
Cash dividends paid	0	0	0	0	(5,761)	(5,761)
Other comprehensive income (loss)	0	0	0	(232)	0	(232)
Net income	0	0	0	0	13,493	13,493
Balance at Dec. 31, 2018	92	256,980	(129,792)	(276)	(32,456)	94,548
Purchase of treasury stock	(1)	0	(8,001)	0	0	(8,002)
Issuance of shares upon exercise of options and warrants and vesting of restricted stock units	3	3,100	0	0	0	3,103
Share-based compensation related to options and restricted stock units granted to employees and non-employees	0	5,292	0	0	0	5,292
Cash dividends paid	0	0	0	0	(6,720)	(6,720)
Other comprehensive income (loss)	0	0	0	276	0	276
Net income	0	0	0	0	3,977	3,977
Balance at Dec. 31, 2019	94	265,372	(137,793)	0	(35,199)	92,474
Issuance of shares upon exercise of options and warrants and vesting of restricted stock units	3	2,603	0	0	0	2,606
Stock Issued During Period, Value, New Issues	$ 8	85,418	$ 0	0	0	85,426
Stock Issued During Period, Shares, New Issues	0		0
Share-based compensation related to options and restricted stock units granted to employees and non-employees		8,771		0	0	8,771
Cash dividends paid	$ 0	0	$ 0	0	(8,442)	(8,442)
Other comprehensive income (loss)	0	0	0	1,772	0	1,772
Net income	0	0	0	0	27,248	27,248
Balance at Dec. 31, 2020	$ 105	$ 362,164	$ (137,793)	$ 1,772	$ (16,393)	$ 209,855